Employee benefits - Summary of provision (Detail) - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of defined benefit plans [abstract]
Employee benefits	$ 166	$ 229
Employee benefits	202
Long service leave	117	55
Provisions for employee benefits	$ 485	$ 284